Shareholder Report, Holdings (Details) - C000014255	Oct. 31, 2024
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	5.80%
B
Holdings [Line Items]
Percent of Net Asset Value	59.40%
BB
Holdings [Line Items]
Percent of Net Asset Value	23.00%
BBB
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.30%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.80%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.20%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.70%